Reverse Recapitalization - Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows and the Changes in Shareholders’ Deficit (Details)	12 Months Ended
Mar. 14, 2024 USD ($)
Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows Changes in Shareholders’ Deficit [Abstract]
Funds held in Energem’s trust account	$ 3,760,259
Funds held in Energem’s operating cash account	1,231
Less: payments of transaction costs incurred by Energem	(3,760,259)
Proceeds from the Reverse Recapitalization	1,231
Less: non-cash net deficit assumed from Energem	(3,474,995)
Net distributions from issuance of ordinary shares upon the Reverse Recapitalization	$ (3,473,764)